FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Net changes of derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Balance at the beginning of the fiscal year	R$ (12,676)	R$ (5,564)
Payments	166,659	52,623	R$ 69,214
Receipts	(55,617)	(47,661)	(84,400)
Effects on the financial result of fair value adjustments	(82,951)	(11,496)
Effects on equity of fair value adjustments	(21,533)	(578)
Balance at the end of the year	R$ (6,118)	R$ (12,676)	R$ (5,564)